Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series E-1 Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series G One Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member] Series J Preferred Stock [Member]	Preferred Stock [Member] Series J Preferred Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Total	Revision of Prior Period, Reclassification, Adjustment [Member]
Beginning balance, value at Dec. 28, 2019			$ 13					$ 1		$ 76,214		$ (58)		$ (76,537)		$ (367)
Beginning balance, shares at Dec. 28, 2019	729	1,663,008	13,000					147,840
Employees, directors and consultants										581						581
Employees, directors and consultants, shares								624
Related party from Debt Arrangement										324						324
Related party from Debt Arrangement, shares								8,334
Series A Preferred Conversion
Series A Preferred Conversion, shares		(623,628)						271
Sales of common stock and warrants										3,894						$ 3,894
Sales of common stock and warrants, net shares								124,655								1,477,112
Warrants issued for services										56						$ 56
Warrants modification - Related Party										126						126
Dividends - Series A Preferred Stock - Related Party										(125)						(125)
Redemption of Series E Preferred Stock - Related Party			$ (2)							(1,918)						(1,920)
Redemption of Series E Preferred Stock, shares			(1,920)
Dividends - Series E Preferred Stock - Related Party										(2,472)						(2,472)
Dividends - Series E-1 Preferred Stock - Related Party										(756)						(756)
Dividends - Series E-1 Preferred Stock - Related Party, shares	634
Redeemable portion of Series E Preferred Stock - Related Party										(2,080)						(2,080)
Beneficial conversion feature for fair value modification - Series E Preferred Stock - Related Party										4,690						4,690
Deemed Dividend										(4,690)						(4,690)
Foreign currency translation gain (loss)												281				281
Net income (loss)														(15,642)		(15,642)
Ending balance, value at Jan. 02, 2021			$ 11					$ 1		73,844		223		(92,179)		(18,100)
Ending balance, shares at Jan. 02, 2021	1,363	1,039,380	11,080					280,338
Employees, directors and consultants										350						350
Employees, directors and consultants, shares								7,927
Series A Preferred Conversion
Series A Preferred Conversion, shares		(1,039,380)						451
Sales of common stock and warrants										30,315						$ 30,315
Sales of common stock and warrants, net shares								858,532								997,400
Sale of Series F Preferred Stock, net										4,107						$ 4,107
Sale of Series F Preferred Stock, net, shares					4,698
Conversion of Series F Preferred Stock
Conversion of Series F Preferred Stock, shares					(4,698)			130,490,000
Redemption of Series E Preferred Stock - Related Party, shares			(4,908)
Dividends - Series G Preferred Stock - Related Party										(166)						(166)
Dividends - Series G-1 Preferred Stock - Related Party										(118)						(118)
Dividends - Series G-1 Preferred Stock - Related Party, shares				68
Conversion of Series E Preferred Stock - Related Party to Series G preferred Stock - Related Party
Conversion of Series E Preferred Stock - Related Party to Series G preferred Stock - Related Party, shares	(1,493)			1,493
Conversion of Series G Preferred Stock - Related Party to Long Term Debt - Related Party
Conversion of Series G preferred Stock - Related Party to Long-Term Debt - Related Party, shares				(1,561)
Redemption of Series E Preferred Stock - Related Party			(5)							(4,903)						(4,908)
Dividends - Series E Preferred Stock - Related Party										(319)						(319)
Dividends - Series E-1 Preferred Stock - Related Party										(192)						(192)
Dividends - Series E-1 Preferred Stock - Related Party, shares	130
Redeemable portion of Series E Preferred Stock - Related Party			$ (6)							(4,086)						(4,092)
Redeemable portion of Series E Preferred Stock - Related Party, shares			(6,172)
Fair Value Modification - Series E Preferred Stock - Related Party										389						389
Deemed Dividend										(1,798)						(1,798)
Foreign currency translation gain (loss)												117				117
Net income (loss)														14,873		14,873
Series F Preferred Stock – Beneficial Conversion Feature										(1,409)						(1,409)
Series F Preferred Stock - Beneficial Conversion Feature										1,409						1,409
Ending balance, value at Oct. 02, 2021								$ 1		98,832		340		(77,306)		21,867
Ending balance, shares at Oct. 02, 2021								1,277,738
Beginning balance, value at Jan. 02, 2021			$ 11					$ 1		73,844		223		(92,179)		(18,100)
Beginning balance, shares at Jan. 02, 2021	1,363	1,039,380	11,080					280,338
Employees, directors and consultants										377						377
Employees, directors and consultants, shares								19,282
Series A Preferred Conversion
Series A Preferred Conversion, shares		(1,039,380)						451
Sales of common stock and warrants										38,639						$ 38,639
Sales of common stock and warrants, net shares								1,326,887								133,884
Sale of Series F Preferred Stock, net										4,107						$ 4,107
Sale of Series F Preferred Stock, net, shares					4,698
Conversion of Series F Preferred Stock
Conversion of Series F Preferred Stock, shares					(4,698)			130,491
Redemption of Series E Preferred Stock - Related Party			$ (5)							(4,903)						(4,908)
Redemption of Series E Preferred Stock - Related Party, shares			(4,908)
Dividends - Series G Preferred Stock - Related Party										(166)						(166)
Dividends - Series G-1 Preferred Stock - Related Party										(118)						(118)
Dividends - Series G-1 Preferred Stock - Related Party, shares				68
Conversion of Series E Preferred Stock - Related Party to Series G preferred Stock - Related Party
Conversion of Series E Preferred Stock - Related Party to Series G preferred Stock - Related Party, shares	(1,493)			1,493
Conversion of Series G Preferred Stock - Related Party to Long Term Debt - Related Party
Conversion of Series G preferred Stock - Related Party to Long-Term Debt - Related Party, shares				(1,561)
Dividends - Series E Preferred Stock - Related Party										(319)						(319)
Dividends - Series E-1 Preferred Stock - Related Party										(192)						(192)
Dividends - Series E-1 Preferred Stock - Related Party, shares	130
Redeemable portion of Series E Preferred Stock - Related Party			$ (6)							(4,086)						(4,092)
Redeemable portion of Series E Preferred Stock - Related Party, shares			(6,172)
Fair Value Modification - Series E Preferred Stock - Related Party										389						389
Deemed Dividend										(1,798)						(1,798)
Foreign currency translation gain (loss)												(61)				(61)
Net income (loss)														8,158		8,158
Series F Preferred Stock – Beneficial Conversion Feature										1,409						1,409
Series F Preferred Stock - Beneficial Conversion Feature										(1,409)						(1,409)
Ending balance, value at Jan. 01, 2022								$ 1	$ 1	107,183	$ 107,183	162	$ 162	(84,021)	$ (84,021)	23,325	$ 23,324
Ending balance, shares at Jan. 01, 2022								1,758,835	1,772,341
Beginning balance, value at Jul. 03, 2021								$ 1		86,465		273		(86,019)		720
Beginning balance, shares at Jul. 03, 2021				1,543	4,698			652,804
Employees, directors and consultants										15						15
Sales of common stock and warrants										12,468						12,468
Conversion of Series F Preferred Stock										(33)						(33)
Conversion of Series F Preferred Stock, shares					(4,698)
Dividends - Series G Preferred Stock - Related Party										(43)						(43)
Dividends - Series G-1 Preferred Stock - Related Party										(40)						(40)
Dividends - Series G-1 Preferred Stock - Related Party, shares				18
Conversion of Series G Preferred Stock - Related Party to Long Term Debt - Related Party
Conversion of Series G preferred Stock - Related Party to Long-Term Debt - Related Party, shares				(1,561)
Foreign currency translation gain (loss)												67				67
Net income (loss)														8,713		8,713
Ending balance, value at Oct. 02, 2021								$ 1		98,832		340		(77,306)		21,867
Ending balance, shares at Oct. 02, 2021								1,277,738
Beginning balance, value at Jan. 01, 2022								$ 1	$ 1	107,183	107,183	162	162	(84,021)	(84,021)	$ 23,325	23,324
Beginning balance, shares at Jan. 01, 2022								1,758,835	1,772,341
Employees, directors and consultants											325						325
Employees, directors and consultants, shares								3,000
Sales of common stock and warrants											3,460						3,460
Sales of common stock and warrants, net shares								657,858								660,858
Foreign currency translation gain (loss)													(3,247)			$ (3,247)	(3,247)
Net income (loss)															$ (3,556)	(3,556)	$ (3,556)
Ending balance, value at Oct. 01, 2022								$ 1		110,968		(3,085)		(87,577)		20,307
Ending balance, shares at Oct. 01, 2022								2,433,199
Beginning balance, value at Jul. 02, 2022								$ 1		107,266		(356)		(88,609)		18,302
Beginning balance, shares at Jul. 02, 2022								1,775,341
Employees, directors and consultants										242						242
Sales of common stock and warrants										3,460						3,460
Sales of common stock and warrants, net shares								657,858
Foreign currency translation gain (loss)												(2,729)				(2,729)
Net income (loss)														1,032		1,032
Ending balance, value at Oct. 01, 2022								$ 1		$ 110,968		$ (3,085)		$ (87,577)		$ 20,307
Ending balance, shares at Oct. 01, 2022								2,433,199